                                                                                                            November 30, 2012

Securities and Exchange Commission

Office of Filings and Information Services

100 F. Street, NE

Washington, D.C.  20549

Re:       DREYFUS STRATEGIC MUNICIPALS, INC.

            File No.: 811-5245; 33-15939

Ladies and Gentlemen:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended September 30, 2012.

            Please direct any questions or comments to the attention of the undersigned at 212.922.6837.

                                                                                                Very truly yours,

                                                                                                /s/Jordan Hodge

                                                                                                Jordan Hodge